Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events:
On October 19, 2026, the Company announced that it received provisional approval for project funding worth up to $10 million under the U.S. Defense Advanced Research Projects Agency ("DARPA") Quantum Benchmarking Initiative (QBI). This one-year contract extension builds on the Company’s work in Stage B of the QBI program, which evaluates leading quantum computing architectures to determine which approaches can deliver utility-scale performance within realistic budgets and real-world timeline.